Leases	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
LEASES

NOTE 9: - LEASES

The Company has entered into various operating lease agreements for certain of its offices and car leases with original lease periods expiring between 2021 and 2028. Most of the lease agreements include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

In December 2020, the Company’s lease of its offices in Israel was amended. The amendment included a decrease in rental space and price per meter, as a result of the amendment, the operating lease right of use decreased by $1,717 and the operating lease liability decreased by $2,233, the Company recorded a foreign currency exchange gain of $484 and a termination gain within operating income of $32.

Lease payments included in the measurement of the operating lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2021, the Company’s assessment for the remaining lease term range between 0.9 years to 6.3 years, including options to extend part of the lease agreements for an additional 2 years and up to 5 years.

The following table represents the weighted-average remaining lease term and discount rate:

	December 31,	December 31,
	2021	2020

Weighted average remaining lease term	1.84 years	2.20 years

Weighted average discount rate	4.92%	4.46%

The components of lease expense for the year ended December 31, 2021 were as follows:

	Year ended	Year ended
	December 31, 2021	December 31, 2020

Operating lease	$1,173	$1,223
Short-term lease	5	6
Total lease expense	$1,178	$1,229

Cash paid for amounts included in the measurement of operating lease liabilities was $1,125 and $1,184 during the years ended December 31, 2021 and 2020, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2021:

Operating Leases

2022	1,014
2023	340
2024	208
2025	129
2026 and thereafter	302

Total operating lease payments	$1,993

Less: imputed interest	54

Present value of lease liabilities	$1,939